DEBT (Tables)	12 Months Ended
Jun. 27, 2012
Long-Term Debt

Long-term debt consists of the following (in thousands):

	2012	2011
Term loan	$237,500	$185,000
5.75% notes	289,709	289,557
Revolving credit facility	40,000	0
Capital lease obligations (see Note 9)	48,015	50,106

	615,224	524,663
Less current installments	(27,334)	(22,091)

	$587,890	$502,572

Long-Term Debt Maturities Excluding Capital Lease Obligations

Excluding capital lease obligations (see Note 9) our long-term debt maturities for the five years following June 27, 2012 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2013	$25,000
2014	314,709
2015	25,000
2016	25,000
2017	177,500
Thereafter	0

$567,209